Michele H. Abate

Associate General Counsel

New England Life Insurance Company

One Financial Center, 21st Floor

Boston, MA 02111

March 9, 2021

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	New England Variable Life Separate Account

File No. 811-03713

Commissioners:

The Annual Reports for the period ended December 31, 2020 of the underlying funds are incorporated herein by reference as the reports transmitted to policyowners of New England Variable Life Separate Account of New England Life Insurance Company pursuant to Rule 30b2-1 under the Investment Company Act of 1940 and are listed as follows:

The Annual Reports for certain series of American Funds Insurance Series® are incorporated by reference as filed on Form N-CSR, CIK No. 0000729528, File No. 811-03857.

The Annual Reports for certain portfolios of Brighthouse Funds Trust I are incorporated by reference as filed on Form N-CSR, CIK No. 0001126087, File No. 811-10183.

The Annual Reports for certain portfolios of Brighthouse Funds Trust II are incorporated by reference as filed on Form N-CSR, CIK No. 0000710826, File No. 811-03618.

The Annual Report for the Equity-Income Portfolio of Variable Insurance Products Fund is incorporated by reference as filed on Form N-CSR, CIK No. 0000356494, File No. 811-03329.

Sincerely,

/s/ Michele H. Abate
Michele H. Abate
Associate General Counsel
New England Life Insurance Company